Cover Page	12 Months Ended
Dec. 31, 2021
Cover [Abstract]
Document Type	POS AM
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Registrant Name	Humacyte, Inc.
Amendment Description	Humacyte, Inc., a Delaware corporation, filed with the Securities and Exchange Commission (the “SEC”) a Registration Statement on Form S-1 on September 17, 2021, as amended on October 22, 2021 by Pre-Effective Amendment No. 1 to the Registration Statement on Form S-1, which was declared effective by the SEC on October 25, 2021, and Post-Effective Amendment No. 1 to the Registration Statement on Form S-1, which was declared effective by the SEC on November 24, 2021 (as amended, the “Registration Statement”). This Post-Effective Amendment No. 2 to the Registration Statement is being filed in order to update disclosures in the registration statement reflecting the filing by Humacyte, Inc. of its Annual Report on Form 10-K for the year ended December 31, 2021, and to make certain other updates. Unless otherwise noted, all common and preferred share and related price information has been retroactively adjusted to give effect to the Exchange Ratio established in the Merger Agreement (each as defined in this prospectus).
Amendment Flag	true
Entity Central Index Key	0001818382